EXPENSES ASSOCIATED WITH LONG-DURATION INSURANCE PRODUCTS - Schedule of Deferred Acquisition Cost and Future Policy Benefits Payable With Our Long-Duration Insurance Products (Detail) - USD ($)
$ in Millions
	Dec. 31, 2016	Dec. 31, 2015
Insurance [Abstract]
Other long-term assets, Deferred acquisition Costs	$ 119	$ 135
Trade accounts payable and accrued expenses, Deferred acquisition Cost	0	0
Long-term liabilities, Deferred acquisition Cost	0	0
Total asset (liability), Deferred acquisition Cost	119	135
Other long-term assets, Future policy benefits payable	0	0
Trade accounts payable and accrued expenses, Future policy benefits payable	(62)	(64)
Future policy benefits payable	(2,834)	(2,151)
Total asset (liability), Future policy benefits payable	$ (2,896)	$ (2,215)